Schedule of reconciliations of the movement of intangible assets (Details) - USD ($)		9 Months Ended	12 Months Ended
		Mar. 31, 2025	Jun. 30, 2024		Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Balance at beginning of the period		$ 1,297,263	$ 811,361
Balance at end of the period		4,813,415	1,297,263		$ 811,361
Brand names [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the period		22,590	26,414		26,414
Additions			1,400
Amortisation expense		(3,919)	(5,224)
Balance at end of the period		18,671	22,590		26,414
Platform development [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the period		1,274,673	784,947		1,034,302
Amortisation expense		(296,789)	(361,950)		(217,600)
Balance at end of the period		977,884	1,274,673		784,947
Additions from Business Combination			177,456		352,182
Additions acquired			674,220	[1]		[1]
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the period
Balance at end of the period		3,816,860
Additions from Business Combination	[2]	$ 3,816,860

[1]	Included in additions is acquired intangible assets of:
[2]	In December 2024 we completed the acquisition BJJ Link refer Note 14 for further details.